Share-based payments	9 Months Ended
Sep. 30, 2018
Share-Based Payment Arrangements [Abstract]
Share-based payments
Share-based payments
On July 31, 2015 the Company established the Long Term Incentive Plan ("LTIP") providing for the grant of performance share units (“PSUs”) to employees and officers selected by the Compensation Committee of the Board of Directors (the “Compensation Committee”). PSU awards are earned based on achievement against one or more performance metrics established by the Compensation Committee in respect of a specified performance period. Earned PSUs range from zero to a specified maximum percentage of a participant's target award based on the performance of applicable performance metrics, and are also subject to vesting terms based on continued employment. The first performance period was settled at the beginning of the second quarter of 2018, with PSUs earned based on achievement of EBITDA metrics established by the Compensation Committee and total shareholder return relative to a peer group. The first vesting period ended March 31, 2018 (the “2015 Plan”) and earned and vested PSUs settled in one common share of the Company per vested PSU – issued to participants on April 30, 2018, except for certain PSUs settled in cash at fair market value to cover wage taxes or as substitute for share transfer restrictions. On August 2, 2016 the Compensation Committee established a consecutive LTIP (the "2016 Plan") having consistent terms with those of the 2015 Plan. On July 31, 2017 the Compensation Committee established a consecutive LTIP (the "2017 Plan"). On July 12, 2018 the Compensation Committee established a consecutive LTIP (the "2018 Plan"). All PSUs are granted under, and are subject to the terms and conditions of, the Company’s 2014 Incentive Compensation Plan, and do not increase the number of shares previously reserved for issuance under that plan. The following table details the costs charged to the income statement with respect to the 2015 Plan, 2016 Plan, 2017 Plan and 2018 Plan and equity incentive awards we issued to members of the Board of Directors of the Company, which unlike the LTIPs previously described, vested immediately.

	USD k
	For the Nine Months Ended Sep 30,
	2018	2017
Expense arising from equity-settled share based payment transactions (2015 Plan)	777	2,324
Expense arising from equity-settled share based payment transactions (2016 Plan)	3,326	3,102
Expense arising from equity-settled share based payment transactions (2017 Plan)	3,524	893
Expenses arising form equity-settled share based 2018 incentive	563	—
Expense arising from equity-settled share based payment transactions (2018 Plan)	1,315	—
Total expenses	9,505	6,319

The following table illustrates the number of, and movements in, performance share units ("PSUs") during the period.

	2015 Plan		2016 Plan		2017 Plan		2018 Plan		Total
	Number of PSUs		Number of PSUs		Number of PSUs		Number of PSUs		Number of PSUs
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Outstanding at January 1,	452,816	454,959	686,038	690,279	472,040	—	—	—	1,610,894	1,145,238
Granted during the period	—	—	113	—	830	473,646	449,783	—	450,726	473,646
Forfeited during the period	(5,694)	(1,515)	(8,544)	(4,241)	(5,521)	—	—	—	(19,759)	(5,756)
Vested during the period	(447,122)	—	—	—	—	—	—	—	(447,122)	—
Outstanding at September 30,	—	453,444	677,607	686,038	467,349	473,646	449,783	—	1,594,739	1,613,128

The Company created and registered 400,453 new shares on April 30, 2018 of which 380,436 shares were used to settle the 2015 Plan. The remaining new shares plus 1,284 treasury shares were granted to our Board of Directors as a 2018 incentive. The fair value of the PSUs settled on April 30, 2018 amounted to USD 26.80 per PSU. The remaining portion of PSUs vested on March 31, 2018 was settled in cash at fair market value to cover employee wage tax obligations, or in very limited cases, as a substitute where share settlement was impeded. All obligations of the Company arising from the 2015 Plan were fulfilled through settlement during the reporting period and settlement is reflected in the consolidated statement of changes in equity of the Company.
The following table lists the inputs to the model used for the grant date fair values of the 2015 Plan, 2016 Plan, 2017 Plan and 2018 Plan.

	2015 Plan	2016 Plan	2017 Plan	2018 Plan
Dividend Yield (%)	2.14%	2.23%	1.88%	1.94%
Expected Volatility OEC (%)	25.16%	32.07%	33.77%	30.22%
Expected Volatility Peer Group (%)	13.90%	18.12%	17.30%	20.09%
Correlation	0.5234	0.4952	0.4574	0.3659
Risk-free interest rate (%)	0.90%	0.76%	1.45%	1.46%
Model used	Monte Carlo	Monte Carlo	Monte Carlo	Monte Carlo
Weighted average fair value of PSUs granted in USD	17.41	17.21	24.89	39.24